INVENTORIES (10K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventory
Inventories are summarized as follows:

(In thousands)	March 31, 2015	December 31, 2014

Packaged discs	$8,738	$9,580
Packaging materials	1,234	1,309
Other merchandise (1)	2,036	2,140
Inventories, net	$12,008	$13,029

Inventories are summarized as follows:

(In thousands)	December 31,
	2014	2013

Packaged discs	$9,580	$11,340
Packaging materials	1,309	1,873
Other merchandise (1)	2,140	2,376
Inventories	$13,029	$15,589

(1)	Other merchandise consists of third-party products, primarily gifts, jewelry, and home accents.